Cash and Bank Balances	12 Months Ended
Jun. 30, 2024
Cash and Bank Balances [Abstract]
CASH AND BANK BALANCES

4. CASH AND BANK BALANCES

	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

Cash and bank balances	9,987,324	31,453,867	28,171,145
Deposits with license banks	23,373,900	24,729,745	-
	33,361,224	56,183,612	28,171,145

(a)	Cash and bank balances are classified as financial assets measured at amortised cost.

(b)	Included in foreign currency deposit with a licensed bank of the Group is an amount of RM 23,373,900 (30.6.2023: RM 24,729,745) pledged to a licensed bank as securities for bank facilities granted to a subsidiary.